STATEMENTS OF OPERATIONS - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Professional fees and other expenses	$ 3,943,227
Loss from operations	(3,943,227)
Expensed offering costs	(534,056)
Unrealized gain on investments held in Trust Account	34,150
Change in fair value of derivative liability - forward purchase agreement	(874,285)
Change in fair value of warrant liabilities	(2,005,780)
Dividend income on investments held in Trust Account	4,217
Net loss	(3,307,421)
Class A ordinary shares
Net loss	$ (2,337,177)
Basic weighted average shares outstanding | shares	23,119,071
Basic net loss per ordinary share | $ / shares	$ (0.10)
Diluted weighted average shares outstanding | shares	23,119,071
Diluted net loss per ordinary share | $ / shares	$ (0.10)
Class B ordinary shares
Net loss	$ (970,244)
Basic weighted average shares outstanding | shares	9,597,539
Basic net loss per ordinary share | $ / shares	$ (0.10)
Diluted weighted average shares outstanding | shares	9,597,539
Diluted net loss per ordinary share | $ / shares	$ (0.10)